Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments And Contingencies Tables
Future Minimum Lease Payments
Year ending December 31,	Amount

Remainder of 2018	$70,431
2019	143,318
2020	147,617
2021	152,046
Total	$513,412

Year ending December 31,	Amount

2018	$138,861
2019	143,318
2020	147,617
2021	152,046
Total	$581,842